Background and Summary of Significant Accounting Policies (Details) - Schedule of Estimated Useful Lives	12 Months Ended
Jun. 30, 2022
Furniture and fittings [Member] | Bottom of range [member]
Background and Summary of Significant Accounting Policies (Details) - Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives of property and equipment	5.00%
Furniture and fittings [Member] | Top of range [member]
Background and Summary of Significant Accounting Policies (Details) - Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives of property and equipment	33.00%
Computer equipment [Member]
Background and Summary of Significant Accounting Policies (Details) - Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives of property and equipment	33.00%
Plant and equipment [Member] | Bottom of range [member]
Background and Summary of Significant Accounting Policies (Details) - Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives of property and equipment	10.00%
Plant and equipment [Member] | Top of range [member]
Background and Summary of Significant Accounting Policies (Details) - Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives of property and equipment	33.00%
Leasehold improvements [Member]
Background and Summary of Significant Accounting Policies (Details) - Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives of property and equipment	33.00%